Consolidated Statements of Changes in Shareholders' Deficit		Common Stock [Member] Common Class A [Member] USD ($) shares		Common Stock [Member] Common Class A [Member] SGD ($) shares		Common Stock [Member] Common Class B [Member] USD ($) shares		Common Stock [Member] Common Class B [Member] SGD ($) shares		Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] SGD ($)		Retained Earnings [Member] USD ($)	Retained Earnings [Member] SGD ($)	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] SGD ($)	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] SGD ($)	Common Class A [Member] shares	Common Class B [Member] shares	USD ($) shares	SGD ($) shares
Balance at Dec. 31, 2022					[1]				[1]		$ 108,643			$ (2,552,652)		$ 3,837		$ (27,266)				$ (2,467,438)
Balance, shares at Dec. 31, 2022 | shares	[2]	11,116,470		11,116,470		10,433,340		10,433,340
Issuance of shares											1,592,430											1,592,430
Net loss														(1,773,066)				(23,278)				(1,796,344)
Foreign currency translation																8,730		2,793				11,523
Balance at Dec. 31, 2023					[1]				[1]		1,701,073			(4,325,718)		12,567		(47,751)				(2,659,829)
Balance, shares at Dec. 31, 2023 | shares	[2]	11,116,470		11,116,470		10,433,340		10,433,340
Issuance of shares											3,341,021											3,341,021
Net loss														(2,358,206)				(5,609)				(2,363,815)
Foreign currency translation																22,086						22,086
Reorganization exercise				7,333				6,883			(14,216)
Acquisition of subsidiary under common control											(5,945)			(61,690)		4,624		53,360				(9,651)
Balance at Dec. 31, 2024				$ 7,333				$ 6,883			5,021,933			(6,745,614)		39,277						(1,670,188)
Balance, shares at Dec. 31, 2024 | shares	[2]	11,116,470		11,116,470		10,433,340		10,433,340
Issuance of shares				$ 2,408							15,907,224											15,909,632
Net loss														(17,200,587)							$ (13,376,898)	(17,200,587)
Foreign currency translation																235,501						235,501
Acquisition of subsidiary under common control											(230,676)											$ (230,676)
Issuance of shares, shares | shares	[2]																				3,750,000	3,750,000
Issuance of warrant												[3]
Balance at Dec. 31, 2025		$ 7,576		$ 9,741		$ 5,353		$ 6,883		$ 16,097,209	$ 20,698,481		$ (18,622,962)	$ (23,946,201)	$ 213,695	$ 274,778					$ (2,299,129)	$ (2,956,318)
Balance, shares at Dec. 31, 2025 | shares		14,866,470	[2]	14,866,470	[2]	10,433,340	[2]	10,433,340	[2]										11,116,470	10,433,340

[1]	Less than S$1.
[2]	Retroactively adjusted to reflect the reorganization exercise described in Note 1.
[3]	Warrant movement within Additional paid-in capital